17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2013 and 2012
(Dollars in thousands)

Assets	2013	2012

Cash	$12,879	324
Interest-bearing time deposit	-	800
Investment in subsidiaries	102,113	115,386
Investment securities available for sale	1,721	1,596
Other assets	273	260

Total assets	$116,986	118,366

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	12,648	-
Shareholders' equity	83,719	97,747

Total liabilities and shareholders' equity	$116,986	118,366

Statements of Earnings

For the Years Ended December 31, 2013, 2012 and 2011
(Dollars in thousands)

Revenues:	2013	2012	2011

Interest and dividend income	$13,576	113	226
Impairment of securities	-	-	(144)

Total revenues	13,576	113	82

Expenses:

Interest	398	438	407
Other operating expenses	159	476	190

Total expenses	557	914	597

Income/(Loss) before income tax benefit and equity in
undistributed earnings of subsidiaries	13,019	(801)	(515)

Income tax benefit	84	166	56

Income/(Loss) before equity in undistributed
earnings of subsidiaries	13,103	(635)	(459)

Equity in undistributed earnings of subsidiaries	(6,412)	6,428	5,618

Net earnings	$6,691	5,793	5,159

Statements of Cash Flows

For the Years Ended December 31, 2013, 2012 and 2011
(Dollars in thousands)

	2013	2012	2011
Cash flows from operating activities:

Net earnings	$6,691	5,793	5,159
Adjustments to reconcile net earnings to net
cash used by operating activities:
Equity in undistributed earnings of subsidiaries	6,412	(6,428)	(5,618)
Impairment of investment securities	-	-	144
Change in:
Other assets	(73)	-	112
Accrued income	-	11	(11)
Accrued expense	27	41	(216)
Other liabilities	12,632	-	-

Net cash provided (used by) operating activities	25,689	(583)	(430)

Cash flows from investing activities:

Proceeds from maturities of investment securities available for sale	1	-	-
Net change in interest-bearing time deposit	800	14,200	2,000

Net cash provided by investing activities	801	14,200	2,000

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	(734)	(1,023)	(1,253)
Cash dividends paid on common stock	(677)	(1,003)	(443)
Preferred stock and warrant repurchase	(12,524)	(12,122)	-
Restricted stock payout	-	-	17
Proceeds from exercise of stock options	-	539	-

Net cash used by financing activities	(13,935)	(13,609)	(1,679)

Net change in cash	12,555	8	(109)

Cash at beginning of year	324	316	425

Cash at end of year	$12,879	324	316

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$77	(46)	(3)